Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

13 - SUBSEQUENT EVENTS

In January 2021, the Company paid off the outstanding balance of a convertible note payable (see Note 7) issued in connection with an acquisition in 2018. $25,000 in principal amount on the convertible note plus interest of $4,741 was paid.

In January 2021, $1,500,000 in cash was paid to our founder and chief medical officer to fully redeem the remaining Series A preferred stock he held and had redeemed in December 2020. This amount was recorded in accounts payable at December 31, 2020.

In March 2021, the Company issued 145,000 stock options to certain employees and an officer.